Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and Contingencies

License Agreements

The Company has entered into a license agreement with University College London Business (“UCLB”) as well as other immaterial license agreements to date. In connection with these agreements, the Company is required to make a number of milestone payments and annual license maintenance payments. The Company evaluated all milestone payments within the arrangements to estimate the probability of the Company meeting the milestones in accordance with ASC 450, Contingencies. The Company concluded that, as of June 30, 2021 and December 31, 2020, there were no milestones for which the likelihood of achievement was probable, and as a result, no associated milestone payments were accrued as of June 30, 2021 or December 31, 2020.

Manufacturing and Commercial Supply Agreement

In June 2020, the Company entered into a dedicated manufacturing and commercial supply agreement (the “Manufacturing Agreement”) with a supplier pursuant to which the supplier will reserve certain amounts of manufacturing capacity in its manufacturing facility to supply the Company with its lead product candidate, FLT180a for the treatment of hemophilia B. As consideration for the reserved manufacturing capacity, the Company is required to pay the supplier an annual capacity access fee, excluding any purchase commitment or other fees. Further, the Company was required to make an advance, non-refundable payment to the supplier upon execution of the Manufacturing Agreement. The advance payment is recorded within prepaid, other current assets and other non-current assets and will be applied as a credit towards the annual capacity access fee over eight calendar quarters beginning January 1, 2021.

The Company has committed to an annual minimum purchase commitment, subject to inflationary annual increases, throughout the term of the Manufacturing Agreement. The term of the Manufacturing Agreement is effective as of June 30, 2020 and will continue until December 31, 2027. The term will automatically renew for successive three year periods unless the Company notifies the supplier of its intention not to renew (no less than twelve months prior to the expiration of the term).

This contract has been included within the contractual obligations table below.

Legal Proceedings

From time to time, the Company may be a party to litigation or subject to claims incident to the ordinary course of business. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors. The Company was not a party to any litigation and did not have contingency reserves established for any liabilities as of June 30, 2021 and December 31, 2020.

Lease Agreements

The Company recorded rent expense of $8.0 million and $2.1 million for the six months ended June 30, 2021 and 2020, respectively.

On February 11, 2021, the Company entered into a lease for approximately 9,801 square feet of office space in Boston, Massachusetts, which expires on December 31, 2022. The future minimum operating lease payments under the lease agreement are $0.9 million over a lease period of approximately two years.

Contractual Obligations

The following table summarizes the Company’s contractual obligations as of June 30, 2021 and the effects that such obligations are expected to have on its liquidity and cash flows in future periods (in thousands):

		Less than 1	1 to 3	4 to 5	More than 5
As of June 30, 2021	Total	Year	Years	Years	Years
Operating lease commitments	$86,640	$6,488	$26,723	$24,604	$28,825
Purchase obligations	40,800	4,800	12,000	12,000	12,000
Total	$127,440	$11,288	$38,723	$36,604	$40,825

Indemnification Agreements

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.

In accordance with the Articles of Association in force on June 30, 2021, the Company has indemnification obligations to its officers and directors for certain events or occurrences, subject to certain limits, while they are serving at the Company’s request in such capacity. There have been no claims to date, and the Company has director and officer insurance that may enable it to recover a portion of any amounts paid for future potential claims.